Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,006,307,962.08
Previously Paid Amount	0.00
Total Fee Amount	307,165.75
Total Offset Amount	0.00
Net Fee	307,165.75
Narrative - Max Aggregate Offering Price	$ 2,006,307,962.08
Final Prospectus	true